Interest in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Disclosure of carrying amount of interests in associates and joint ventures

Carrying amount of HSBC’s interests in associates and joint ventures
	2022	2021
	$m	$m
Interests in associates	29,127	29,515
Interests in joint ventures	127	94
Interests in associates and joint ventures	29,254	29,609

Disclosure of interests in associates

Principal associates of HSBC
	2022		2021
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	23,307	8,141	23,616	8,537
The Saudi British Bank	4,494	6,602	4,426	5,599
1Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

	At 31 Dec 2022
	Country of incorporation and principal place of business	Principal activity	HSBC’s interest %
Bank of Communications Co., Limited	People’s Republic of China	Banking services	19.03
The Saudi British Bank	Saudi Arabia	Banking services	31.00

Share of profit in associates and joint ventures
	2022	2021
	$m	$m
Bank of Communications Co., Limited	2,377	2,461
The Saudi British Bank	342	276
Other associates and joint ventures	4	309
Share of profit in associates and joint ventures	2,723	3,046

	At 31 Dec 2022			At 31 Dec 2021
	VIU	Carrying value	Fair value	VIU	Carrying value	Fair value
	$bn	$bn	$bn	$bn	$bn	$bn
BoCom	23.5	23.3	8.1	24.8	23.6	8.5

Selected balance sheet information of BoCom
	At 30 Sep
	2022	2021
	$m	$m
Cash and balances at central banks	114,390	123,194
Due from and placements with banks and other financial institutions	99,802	98,932
Loans and advances to customers	1,022,223	993,956
Other financial assets	549,364	541,577
Other assets	55,884	47,679
Total assets	1,841,663	1,805,338
Due to and placements from banks and other financial institutions	277,185	287,057
Deposits from customers	1,144,297	1,099,266
Other financial liabilities	237,521	228,135
Other liabilities	35,543	40,070
Total liabilities	1,694,546	1,654,528
Total equity	147,117	150,810

Selected income statement information of BoCom
	For the 12 months ended 30 Sep
	2022	2021
	$m	$m
Net interest income	25,314	24,582
Net fee and commission income	6,854	7,170
Credit and impairment losses	(9,712)	(9,701)
Depreciation and amortisation	(2,351)	(2,297)
Tax expense	(598)	(1,045)
Profit for the year	13,582	14,199
Other comprehensive income	(245)	(368)
Total comprehensive income	13,337	13,831
Dividends received from BoCom	749	692
Associates
The undertakings below are associates and equity accounted.

Associates	% of share class held by immediate parent company (or by the Group where this varies)	Footnotes
Bank of Communications Co., Ltd.	19.03	136
Barrowgate Limited	15.31	137
BGF Group PLC	24.61	138
Bud Financial Limited	5.36	1, 139
Canara HSBC Life Insurance Company Limited	26.00	140
Contour Pte Ltd	12.65	1, 141
Divido Financial Services Limited	5.56	1, 142
Electronic Payment Services Company (Hong Kong) Limited	38.66	46
Episode Six Limited	7.02	1, 143
EPS Company (Hong Kong) Limited	38.66	46
EURO Secured Notes Issuer	16.67	144
GZHS Research Co Ltd	20.50	145
HSBC Jintrust Fund Management Company Limited	49.00	57
Liquidity Match LLC	N/A	0, 1, 146
London Precious Metals Clearing Limited	30.00	1, 147
MENA Infrastructure Fund (GP) Ltd	33.33	145
Monese Ltd	5.39	1, 149
Quantexa Ltd	10.10	131
Services Epargne Entreprise	14.18	150
The London Gold Market Fixing Limited	25.00	134
The Saudi British Bank	31.00	152
Threadneedle Software Holdings Limited	6.56	1, 153
Trade Information Network Limited	16.67	1, 154
Trinkaus Europa Immobilien-Fonds Nr. 7 Frankfurt Mertonviertel KG	N/A	0, 87
Vizolution Limited	17.95	1, 155
We Trade Innovation Designated Activity Company	9.88	1, 156

Sensitivity of VIU to reasonably possible changes in key assumptions
The following table shows the change to each key assumption in the VIU calculation that on its own would reduce the headroom to nil:

Key assumption	Changes to key assumption to reduce headroom to nil
•Long-term profit growth rate	•Decrease by 4 basis points
•Long-term asset growth rate	•Increase by 3 basis points
•Discount rate	•Increase by 5 basis points
•Expected credit losses as a percentage of customer advances	•Increase by 1 basis points
•Risk-weighted assets as a percentage of total assets	•Increase by 26 basis points
•Operating income growth rate	•Decrease by 5 basis points
•Cost-income ratio	•Increase by 15 basis points
•Long-term effective tax rate	•Increase by 46 basis points
•Capital requirements – capital adequacy ratio	•Increase by 5 basis points
•Capital requirements – tier 1 capital adequacy ratio	•Increase by 175 basis points

Sensitivity of VIU to reasonably possible changes in key assumptions
	Favourable change			Unfavourable change
		Increase in VIU	VIU		Decrease in VIU	VIU
	bps	$bn	$bn	bps	$bn	$bn
At 31 Dec 2022
Long-term profit growth rate[1]	75	3.6	27.1	(71)	(2.7)	20.8
Long-term asset growth rate[1]	(71)	3.1	26.6	75	(4.1)	19.4
Discount rate	(164)	6.9	30.4	136	(3.7)	19.8
Expected credit losses as a percentage of customer advances	2022 to 2026: 95 2027 onwards: 91	1.9	25.4	2022 to 2026: 120 2027 onwards: 104	(2.9)	20.6
Risk-weighted assets as a percentage of total assets	(118)	0.1	23.6	239	(2.3)	21.2
Operating income growth rate	44	1.3	24.8	(83)	(2.5)	21.0
Cost-income ratio	(122)	1.0	24.5	174	(2.1)	21.4
Long-term effective tax rate	(426)	1.5	25.0	1,000	(3.6)	19.9
Capital requirements – capital adequacy ratio	—	—	23.5	191	(6.3)	17.2
Capital requirements – tier 1 capital adequacy ratio	—	—	23.5	266	(3.2)	20.3
At 31 Dec 2021
Long-term profit growth rate[1]	87	4.2	29.0	(69)	(2.7)	22.1
Long-term asset growth rate[1]	(69)	2.9	27.7	87	(4.7)	20.1
Discount rate	(133)	5.4	30.2	207	(5.3)	19.5
Expected credit losses as a percentage of customer advances	2021 to 2025: 103 2026 onwards: 91	1.5	26.3	2021 to 2025: 121 2026 onwards: 105	(2.7)	22.1
Risk-weighted assets as a percentage of total assets	(111)	0.2	25.0	280	(2.1)	22.7
Operating income growth rate	37	1.0	25.8	(58)	(1.8)	23.0
Cost-income ratio	(152)	1.7	26.5	174	(1.7)	23.1
Long-term effective tax rate	(104)	0.3	25.1	1,000	(3.6)	21.2
Capital requirements – capital adequacy ratio	—	—	24.8	325	(10.0)	14.8
Capital requirements – tier 1 capital adequacy ratio	—	—	24.8	364	(6.5)	18.3
1 The reasonably possible ranges of the long-term profit growth rate and long-term asset growth rate assumptions reflect the close relationship between these assumptions, which would result in offsetting changes to each assumption.
Summarised aggregate financial information of associates

Reconciliation of BoCom’s total shareholders’ equity to the carrying amount in HSBC’s consolidated financial statements
	At 30 Sep
	2022	2021
	$m	$m
HSBC’s share of total shareholders’ equity	22,828	23,097
Goodwill	479	519
Carrying amount	23,307	23,616